SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment

Items	Useful life
Building	25 years
Leasehold improvements	Shorter of the lease terms or the estimated useful lives
Motor vehicles	4 years
Furniture, fixtures and equipment	5 years
Equipment for leasing	8 years

Schedule of Disaggregates the Group’s Revenue

	For the Years Ended September 30,
	2023	2024	2025
	HK$	HK$	HK$
By revenue type
Security-related engineering services
Security systems and products and installation	77,272,367	81,374,932	84,949,175
Security systems maintenance services	14,672,998	19,889,187	22,954,659
Equipment leasing	6,176,271	5,690,002	3,958,978

	98,121,636	106,954,121	111,862,812
Security guarding and screening services
Security guarding services	51,059,864	61,753,479	65,813,677
Screening services	10,465,751	9,756,409	10,981,055
Related vocational training services	4,043,715	3,700,530	3,729,039

	65,569,330	75,210,418	80,523,771

Total	163,690,966	182,164,539	192,386,583

By timing of revenue recognition
Security-related engineering services
Goods and services transferred at a point in time	73,343,945	81,374,932	84,949,175
Services rendered over time	24,777,691	25,579,189	26,913,637
	98,121,636	106,954,121	111,862,812
Security guarding and screening services
Goods and services transferred at a point in time	—	—	—
Services rendered over time	65,569,330	75,210,418	80,523,771
	65,569,330	75,210,418	80,523,771
Total	163,690,966	182,164,539	192,386,583